LEASES - Maturities of Lease Liabilities (Details)	Dec. 31, 2021 CNY (¥)
Finance Lease, Liability, Payment, Due [Abstract]
2022	¥ 293,713,789
2023	293,566,891
2024	115,718,983
Thereafter	304,302,371
Total undiscounted lease payments	1,007,302,034
Less: imputed interest	128,054,545
Total lease liabilities	¥ 879,247,489